Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following as of September 30, 2025 and March 31, 2025:

	September 30, 2025 (Unaudited)	March 31, 2025

Trademark	$42,752	$41,940
Software	33,587	32,950
Total intangible assets, at cost	76,339	74,890
Less: accumulated amortization	(67,807)	(63,082)
Total intangible assets, net	$8,532	$11,808